Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 11, 2023	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock, Shares issued	875,279	875,279	11,021,248
Common stock, Par value	$ 0.0001	$ 0.0001
Unbilled receivable from related party	$ 938	$ 1,007
Deferred revenue current	100	0
Deferred revenue noncurrent	$ 791	$ 0
Viridian Llc [Member]
Related Party Transaction [Line Items]
Common stock, Shares issued	872,227
Common stock, Par value	$ 0.09
Percentage of outstanding shares	13.00%	35.00%
Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Common stock, Shares issued				156,848
Related party receivable	$ 4,700	$ 500
Unbilled receivable from related party	900	$ 1,000
Deferred revenue current	100
Deferred revenue noncurrent	$ 800
Zenas BioPharma Limited [Member] | Tellus Bioventures Llc [Member]
Related Party Transaction [Line Items]
Percentage of outstanding shares	17.00%	42.00%
Zenas BioPharma Limited [Member] | Fairmount Funds [Member]
Related Party Transaction [Line Items]
Percentage of outstanding shares	14.00%	13.00%
License Revenue [Member] | Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Revenues	$ 6,400	$ 1,500